Segment information (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
Summary of revenues by geographical area

Revenues by geographical area have been allocated to geographic regions based on the country of residence of the Company’s external customers or licensees and are detailed as follows:

	Years ended December 31,
	2023	2022	2021
	$	$	$
Switzerland	4,317	5,395	5,075
Ireland	122	82	-
Denmark	11	160	185
Other	48	3	-
	4,498	5,640	5,260

Summary of non-current assets by geographical area

Non-current assets include restricted cash equivalents and property and equipment, and are detailed by geographical area as follows:

	December 31,
	2023	2022
	$	$
Germany	575	463
Canada	3	4
United States	71	71
	649	538